SHORT-TERM INVESTMENTS - Additional information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Short-term investments		$ 72,552,870
Minimum
Disclosure of financial assets [line items]
Maturity term of short term investments	6 months
Interest rate on short term investments	0.35%
Maximum
Disclosure of financial assets [line items]
Maturity term of short term investments	1 year
Interest rate on short term investments	0.80%